Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 9,663	$ 348	$ 9,621
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	0.91%	0.91%	0.93%
Profit margin ratio	8.00%	8.00%	12.00%
Capitalization rate	0.53%	0.53%	0.73%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	3.05%	3.05%	3.03%
Profit margin ratio	20.00%	20.00%	20.00%
Capitalization rate	2.11%	2.11%	2.20%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 25,548		$ 22,644